Leases - Consolidated balance sheet, cash flow and other information related to leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
ASSETS
Operating lease right-of-use assets, net	¥ 12,484		¥ 33,204		$ 1,758
LIABILITIES
Operating lease liabilities, current	2,709		12,439		382
Operating lease liabilities, non-current	5,348		26,482		753
Total	8,057		38,921		$ 1,135
Cash paid for amounts included in the measurement of lease liabilities	15,169	$ 2,136	15,048	¥ 26,000
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 8,619	$ 1,214	¥ 5,642	¥ 43,855
Weighted average remaining lease term (years)	5 years 25 days		8 years 29 days		5 years 25 days
Weighted average discount rate	5.00%		5.00%		5.00%